Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Feb. 29, 2012	Jun. 30, 2011
Document and Entity Information
Entity Registrant Name	Skagit State Bancorp, Inc.
Entity Central Index Key	0001366986
Document Type	10-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 76.3
Entity Common Stock, Shares Outstanding		581,546
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEET (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and due from banks	$ 11,119	$ 10,461
Federal funds sold	41,895	80,413
Investment securities
Available-for-sale, at fair value	265,388	180,971
Held-to-maturity, at amortized cost	34,662	38,367
Loans held for sale	521	78
Loans	353,769	365,319
Allowance for loan losses	(5,183)	(7,079)
Net loans	348,586	358,240
Bank premises and equipment, net	11,036	10,772
Other real estate owned	4,397	5,813
Accrued interest receivable	2,638	2,521
Other assets	3,147	5,235
TOTAL ASSETS	723,389	692,871
Deposits
Interest-bearing	528,989	511,782
Non-interest-bearing	91,303	79,099
Total deposits	620,292	590,881
Other borrowings	31,334	34,118
Other liabilities	1,339	1,900
Total liabilities	652,965	626,899
COMMITMENTS AND CONTINGENCIES (Notes 10 and 15)
STOCKHOLDERS' EQUITY
Common stock no par value, 5,000,000 shares authorized; 581,529 and 587,377 shares issued and outstanding at December 31, 2011 and 2010 respectively	12,644	12,541
Accumulated other comprehensive income, net of tax	3,769	1,639
Retained earnings	54,011	51,792
Total stockholders' equity	70,424	65,972
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 723,389	$ 692,871

CONSOLIDATED BALANCE SHEET (Parenthetical)	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEET
Common stock, shares authorized	5,000,000	5,000,000
Common stock, shares issued	581,529	587,377
Common stock, shares outstanding	581,529	587,377

CONSOLIDATED STATEMENT OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
INTEREST INCOME
Interest and fees on loans	$ 20,027	$ 22,584	$ 23,243
Investment securities
Taxable	4,836	4,115	4,192
Exempt from federal income tax	998	1,096	1,133
Federal funds sold	152	219	78
Total interest income	26,013	28,014	28,646
INTEREST EXPENSE
Deposits	4,129	5,640	6,877
Other borrowings	269	338	303
Total interest expense	4,398	5,978	7,180
NET INTEREST INCOME	21,615	22,036	21,466
Provision for loan losses	1,229	1,700	3,595
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	20,386	20,336	17,871
NON-INTEREST INCOME
Service charges on deposits	3,397	3,127	3,005
Other	777	757	736
Gain on sale of assets	257	254	238
Total non-interest income	4,431	4,138	3,979
NON-INTEREST EXPENSES
Compensation and employee benefits	9,193	9,394	9,197
Provision for other real estate owned losses	816	473	1,167
Occupancy and equipment	1,462	1,697	1,727
Data processing	1,771	1,645	1,316
B&O tax expense	423	409	379
Consulting and professional fees	405	398	390
Loan collection and OREO expenses	727	514	583
Advertising	808	708	643
Deposit Insurance	725	947	1,218
Other	1,821	1,650	1,878
Total non-interest expenses	18,151	17,835	18,498
INCOME BEFORE PROVISION FOR INCOME TAX	6,666	6,639	3,352
PROVISION (BENEFIT) FOR INCOME TAX
Current	735	1,569	1,221
Deferred	428	(394)	(1,176)
Total provision for income tax	1,163	1,175	45
NET INCOME	$ 5,503	$ 5,464	$ 3,307
BASIC EARNINGS PER SHARE (in dollars per share)	$ 9.39	$ 9.31	$ 5.64
DILUTED EARNINGS PER SHARE (in dollars per share)	$ 9.38	$ 9.29	$ 5.6
DIVIDENDS DECLARED PER SHARE (in dollars per share)	$ 4.25	$ 4	$ 3.5

CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY AND COMPREHENSIVE INCOME (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Accum. Other Comprehensive Income (Loss)	Retained Earnings	Comprehensive Income
BALANCE at Dec. 31, 2008	$ 61,801	$ 12,042	$ 2,325	$ 47,434
BALANCE (in shares) at Dec. 31, 2008		586,285
Comprehensive income
Net income	3,307			3,307	3,307
Other comprehensive income (loss)
Unrealized gains (loss) on available-for-sale securities, net of taxes (benefit) of $1,097, ($120) and ($233) for the year ended December 31, 2011, 2010 and 2009 respectively	(453)		(453)		(453)
Total other comprehensive income (loss)					(453)
Comprehensive income					2,854
Cash dividend declared, $4.25, $4.00 and $3.50 per share for the year ended December 31, 2011, 2010 and 2009 respectively	(2,059)			(2,059)
Stock options exercised	4	4
Stock options exercised (in shares)		25
Stock compensation expense and restricted stock awards	257	257
Stock compensation expense and restricted stock awards (in shares)		595
BALANCE at Dec. 31, 2009	62,857	12,303	1,872	48,682
BALANCE (in shares) at Dec. 31, 2009		586,905
Comprehensive income
Net income	5,464			5,464	5,464
Other comprehensive income (loss)
Unrealized gains (loss) on available-for-sale securities, net of taxes (benefit) of $1,097, ($120) and ($233) for the year ended December 31, 2011, 2010 and 2009 respectively	(233)		(233)		(233)
Total other comprehensive income (loss)					(233)
Comprehensive income					5,231
Cash dividend declared, $4.25, $4.00 and $3.50 per share for the year ended December 31, 2011, 2010 and 2009 respectively	(2,354)			(2,354)
Stock compensation expense and restricted stock awards	238	238
Stock compensation expense and restricted stock awards (in shares)		472
BALANCE at Dec. 31, 2010	65,972	12,541	1,639	51,792
BALANCE (in shares) at Dec. 31, 2010	587,377	587,377
Comprehensive income
Net income	5,503			5,503	5,503
Other comprehensive income (loss)
Unrealized gains (loss) on available-for-sale securities, net of taxes (benefit) of $1,097, ($120) and ($233) for the year ended December 31, 2011, 2010 and 2009 respectively	2,130		2,130		2,130
Total other comprehensive income (loss)					2,130
Comprehensive income					7,633
Cash dividend declared, $4.25, $4.00 and $3.50 per share for the year ended December 31, 2011, 2010 and 2009 respectively	(2,489)			(2,489)
Common stock redemption	(931)	(136)		(795)
Common stock redemption (in shares)		(6,293)
Stock compensation expense and restricted stock awards	239	239
Stock compensation expense and restricted stock awards (in shares)		445
BALANCE at Dec. 31, 2011	$ 70,424	$ 12,644	$ 3,769	$ 54,011
BALANCE (in shares) at Dec. 31, 2011	581,529	581,529

CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY AND COMPREHENSIVE INCOME (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY AND COMPREHENSIVE INCOME
Unrealized gains (losses) on available-for-sale securities, taxes (benefit)	$ 1,097	$ (120)	$ (233)
Cash dividend declared, per share (in dollars per share)	$ 4.25	$ 4	$ 3.5

CONSOLIDATED STATEMENT OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 5,503	$ 5,464	$ 3,307
Adjustments to reconcile net income to net cash flows from operating activities
Provision for loan losses	1,229	1,700	3,595
Provision for other real estate owned losses	816	473	1,167
Depreciation	603	824	831
Loss (gain) on sale of assets	(1)		8
Gain on sale of securities	(1)
Gain on sale of other real estate owned	(119)	(11)
Gain on sale of loans	(136)	(243)	(238)
Amortization of investment security premiums and discounts, net	674	27	(167)
Provision for deferred income taxes	428	(394)	(1,176)
Stock compensation for employee services	239	238	257
Changes in operating assets and liabilities
Originations of loans held for sale	(6,742)	(15,016)	(16,854)
Proceeds from sales of loans held for sale	6,435	15,755	16,868
(Increase) decrease in interest receivable	(117)	10	(101)
Decrease (increase) in other assets	564	354	(1,611)
(Decrease) increase in other liabilities	(561)	433	(1,405)
Net cash flows from operating activities	8,814	9,614	4,481
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from maturities, calls, and principal payments of investment securities - available-for-sale	67,316	56,294	41,122
Proceeds from sale of securities-available-for-sale	2,915
Purchases of investment securities - available-for-sale	(152,103)	(119,092)	(57,557)
Proceeds from maturities, calls, and principal payments of investment securities - held-to-maturity	8,680	4,982	7,302
Purchases of investment securities - held-to-maturity	(4,967)	(3,043)	(11,080)
Net (increase) decrease in federal funds sold	38,518	(17,882)	(62,531)
Net decrease in loans	7,427	25,290	2,222
Purchase of premises and equipment	(715)	(476)	(642)
Capitalized expenditures for improvements to other real estate owned			(136)
Proceeds from sale of assets	2
Proceeds from sale of other real estate owned	1,564	1,252
Net cash flows from investing activities	(31,363)	(52,675)	(81,300)
CASH FLOWS FROM FINANCING ACTIVITIES
Net increase in demand deposits, money market, NOW and savings accounts	45,751	36,540	30,600
Net increase (decrease) in time deposits	(16,340)	8,905	45,298
Amount paid for redemption of common stock	(931)
Net increase (decrease) in other borrowings	(2,784)	(4,010)	5,463
Cash dividends	(2,489)	(2,354)	(2,059)
Proceeds from exercise of stock options			4
Net cash flows from financing activities	23,207	39,081	79,306
NET CHANGE IN CASH AND DUE FROM BANKS	658	(3,980)	2,487
CASH AND DUE FROM BANKS, beginning of year	10,461	14,441	11,954
CASH AND DUE FROM BANKS, end of year	11,119	10,461	14,441
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid during the year for income taxes	1,200	1,980	266
Cash paid during the year for interest	4,476	6,110	7,155
SUPPLEMENTAL INFORMATION ABOUT NONCASH FINANCING AND INVESTING ACTIVITIES
Property taken in settlement of loans	2,407	1,419	1,309
Property sold through seller financing	$ 1,409	$ 1,105

NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 — NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Financial Statement Presentation: The accompanying consolidated financial statements include the accounts of Skagit State Bancorp, Inc. and its subsidiary Skagit State Bank, (collectively, “Company” or “Bancorp”). The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and reporting practices applicable to the banking industry. All significant inter-company accounts and transactions have been eliminated. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included.

Nature of Operations: Skagit State Bank (the “Bank”) provides a full range of banking services to individual and corporate customers through its 12 branches in Skagit, Snohomish and Whatcom counties. The Bank is subject to significant competition from other financial institutions. The Bank is also subject to the regulations of certain federal and state of Washington agencies and undergoes periodic examinations by those regulatory authorities. The Bank began operations in 1958 and is a state-chartered commercial bank with its headquarters in Burlington (Skagit County), Washington.

Use of Estimates: In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of revenues and expenses for the periods presented, and assets and liabilities as of the date of the balance sheet. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, deferred income taxes, the valuation of real estate owned, and investment securities. Uncertainties with respect to such estimates and assumptions are inherent in the preparation of Bancorp’s financial statements; accordingly, it is possible that actual results could differ from these estimates or assumptions, which could have a material effect on the reported amounts of the consolidated financial position and results of operation.

Subsequent Events: Subsequent events are events or transactions that occur after the balance sheet date, but before financial statements are issued.  Recognized subsequent events are events or transactions that provide additional evidence about conditions that existed at the date of the balance sheet.  Non-recognized subsequent events are events that provided evidence about conditions that did not exist at the date of the balance sheet, but arose after that date. Bancorp has evaluated subsequent events for potential recognition or disclosure through the date the financial statements were issued.

Cash and Cash Equivalents:  For purposes of the statement of cash flows, cash and cash equivalents include cash on hand and due from banks, all of which have original maturities of three months or less.  Bancorp maintains cash balances at several banks. Accounts at each institution are insured by the Federal Deposit Insurance Corporation up to $250,000.

Federal Funds Sold: Federal funds sold include funds the Bank has sold overnight to various financial institutions.  In addition, since the Federal Reserve Bank is currently paying interest on reserves held overnight with them, Bancorp considers reserve funds held at the Federal Reserve Bank as federal funds sold.  Bancorp is required to maintain an average balance with the Federal Reserve Bank or maintain such reserve balances in the form of cash.  The Bank’s reserve requirement as of December 31, 2011 and 2010 was $1.8 million and $1.7 million, respectively.

Investments in federal funds sold are made with various banks. To reduce risk, Bancorp will generally invest no more than $10,000,000 in federal funds sold with any one bank with the exception of the Federal Reserve Bank which there is no limit. Federal funds sold as of December 31, 2011 were $41.9 million and $80.4 million as of December 31, 2010.

Investment Securities: Bancorp’s investment portfolio is classified into two groups.  1) Securities Available-for-Sale (AFS); and 2) Securities Held to Maturity (HTM).  Investment securities classified as available-for-sale are recorded at fair value, with the net unrealized gain or loss included in comprehensive income within the statement of stockholders’ equity, net of tax. Securities available for sale may be sold. Realized gains or losses on dispositions are based on the net proceeds and the adjusted carrying amount of securities sold, using the specific identification method.  Investment securities Bancorp has the intent and ability to hold to maturity are classified as held-to-maturity and recorded at amortized cost. Purchase premiums or discounts are recognized as adjustments to interest income using the interest method over the period to call or maturity.

investments with fair values that are less than amortized cost are considered impaired.  Impairment may result from either a decline in the financial condition of the issuing entity or, in the case of fixed rate investments, from rising interest rates.  For any security in an unrealized loss position, management assesses whether the security is other-than-temporarily impaired. In estimating other-than-temporary impairment losses, management considers, among other things, the length of time and the extent to which the fair values has been less than cost, the financial condition and near-terms prospects of the issuer, and the intent and ability of Bancorp to retain its investment in the issue for a period of time sufficient to allow for any anticipated recovery in costs. The assessment of whether an other-than-temporary decline exists involves a high degree of subjectivity and judgment and is based on the information available to management at a point in time. Due to the subjective nature of the valuation process, it is possible that the actual fair values of these investments could differ from the estimated amounts, thereby affecting Bancorp’s financial position, results of operations and cash flows. If the estimated value of investments is less than the cost or amortized cost, Bancorp evaluates whether an event or change in circumstances has occurred that may have a significant adverse effect on the fair value of the investment.

For securities deemed other-than-temporary impaired, if Bancorp intends to sell the security or it is more likely than not that it will be required to sell the security, the other-than-temporary impairment will be recognized in earnings equal to the entire difference between the cost basis and fair value.  If Bancorp does not intend to sell the security and it is not more likely than not that Bancorp will sell the security before recovery of its cost basis, the difference between the cost basis and fair value is reflected in earnings as realized losses to the extent the impairment is related to credit losses.  The amount of the impairment related to other factors is recognized in other comprehensive income. The previous cost basis less the other-than-temporary impairment recognized in earnings becomes the new cost basis of the security.

Loans Held-for-Sale: Loans originated and intended for sale are carried at the lower of aggregate cost or fair value. Gains and losses on sales of mortgage loans are recognized on the difference between the selling price and the carrying value of the related mortgage loans sold.

Loans: Loans are reported at their outstanding principal balance adjusted for any charge-offs, the allowance for loan losses, and any deferred fees or costs. Interest income is accrued on the unpaid principal balance. Loan origination fees including commitment fees and direct loan origination costs are capitalized and the net amount is amortized into interest income as an adjustment to the loan yield.

Risk-Rating System: The Bank risk rates the commercial loan portfolio on a nine scale system and the Bank’s consumer loans are risk rated on a four scale system. Risk ratings in both scales are based on levels of risk as defined by the internal risk rating guidance within the Bank’s Loan Policy.  A commercial loan’s risk rating may change as risk factors change throughout the life of the loan.  In contrast, consumer loan ratings are based on an individual borrower’s overall credit history at loan origination and are therefore, primarily based on payment performance. Consumer loans retain their original risk rating during the life of the loan, unless payment performance or other information indicates the loans should be moved to nonaccrual, at which time the loan is risk rated substandard.  Risk ratings are reviewed through various channels including the loan approval process, the loan reporting process, an external loan review process and through the regulatory review process. For risk-rating purposes, commercial, commercial real estate, other real estate and real estate construction segments are typically graded using the commercial risk ratings.

Impairment: A loan is considered impaired when management determines that it is probable that Bancorp will be unable to collect all amounts of principal and interest as scheduled in the loan agreement. Impaired loans include all non-accrual loans and all troubled debt restructuring and other loans that management considers to be impaired. Factors considered by management in determining impairment include payment status and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. The recorded net investment in impaired loans, including accrued interest, is limited to the present value of the expected cash flows of the impaired loan, the observable fair market value of the loan or the estimated fair value of the loan’s collateral. Payments received on impaired nonaccrual loans are generally applied to principal, while payments received on impaired accruing loans are applied according to the contractual terms of the loan.

Delinquency and Non-accrual: Loans are defined as delinquent when any payment of principal and/or interest is past due. Loans are placed on nonaccrual status when, in the opinion of management, the collection of full principal and interest is doubtful or when the loan becomes 90 or more days past due. When a loan is placed on nonaccrual status, all interest previously accrued, but not collected, is reversed and charged against interest income. Payments received on nonaccrual loans are generally applied to principal.  However, based on management’s assessment of the ultimate collectability of a nonaccrual loan, interest income may be recognized on a cash basis. Nonaccrual loans are returned to accrual when the loan is brought current and when management determines that circumstances have improved and there has been a sustained period of repayment performance by the borrower.

Troubled Debt Restructures: Loans are reported as troubled debt restructures when Bancorp grants a concession to a borrower experiencing financial difficulties that it would not otherwise consider.  Examples of such concessions include forgiveness of principal or accrued interest or providing a lower interest rate than market for loans of similar risk.  Interest income on restructured loans is recognized pursuant to the terms of a new loan agreement. At December 31, 2011 there was $729,000 in commitments to lend additional funds to borrowers whose terms have been modified in a troubled debt restructuring.

Allowance for Loan Losses: The allowance for loan losses represents management’s best estimate of losses inherent in the portfolio and is evaluated on a regular basis and reviewed by the Board of Directors.  In analyzing the adequacy of the allowance for loan losses, we utilize a comprehensive loan grading system to determine the risk potential in the portfolio and also consider the results of independent third party credit reviews. The allowance consists of specific, general and unallocated components; (i) a specific valuation allowance, which is based on a review of substandard or non-accrual loans for specific weaknesses and evaluation of those loans for impairment and loss exposure; (ii) a general allowance, which is based on historical loan loss experience for different loan types and different risk gradings with adjustments for current events and conditions; and (iii) an unallocated allowance which provides for other credit losses inherent in the loan portfolio that may not have been contemplated in the general and specific components of the allowance.

The allowance is based upon Bancorp’s evaluation of the pertinent factors underlying the quality and composition of the loan portfolio, levels and trends in losses and delinquencies, current economic conditions, specific industry conditions and estimated value of any underlying collateral. Additions to the allowance, in the form of provisions, are reflected in current operating results, while charge-offs to the allowance are made when a loss is determined to have occurred. Bancorp’s evaluation of the allowance for loan losses is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.  Further information regarding Bancorp’s policies and methodology used to estimate the allowance for possible loan losses is presented in Note 4 Allowance for Loan Losses in the accompanying notes to consolidated financial statements found elsewhere is this report.

Bank Premises and Equipment:  Bank premises and equipment are shown at cost less accumulated depreciation.  Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful life ranges up to 30 years for buildings and improvements and ranges from 3 to 7 years for all furniture, fixtures and equipment.  Upon sale or retirement, the cost and related accumulated depreciation are removed from the respective property or equipment accounts, and the resulting gains or losses are reflected in operations.  Expenditures for maintenance and repairs are charged to expense as incurred.

Other Real Estate Owned: Other real estate owned includes properties acquired through foreclosure and other properties owned, but no longer used for banking purposes.  These properties are recorded at the lower of the recorded amount of the loan or estimated fair value less estimated costs to sell.  Valuation of the property occurs when it is foreclosed upon and annually thereafter.  Write-downs arising from the acquisition of property, in full or partial satisfaction of loans, are charged to the allowance for loan losses.  Subsequent write-downs after acquisition, identified through management’s periodic valuations, are written down through non-interest expenses. Legal and professional fees associated with foreclosures are expensed as incurred. Costs incurred to improve property are capitalized to the extent they are deemed to be recoverable; however, in no event are recorded costs allowed to exceed fair value. Subsequent gains, losses, or expenses recognized on the sale of these properties are included in non-interest income or expense.

Other Borrowings: Bancorp pledges certain financial instruments it owns to collateralize the sales of securities that are subject to an obligation to repurchase the same or similar securities (“repurchase agreements”). Under these arrangements, Bancorp transfers the assets, but still retains effective control through an agreement that both entitles and obligates Bancorp to repurchase the assets. As a result, repurchase agreements are accounted for as collateralized financing arrangements and not as a sale and subsequent repurchase of securities. The obligation to repurchase the securities is reflected as a liability in the consolidated balance sheets while the securities underlying the agreements remain in the respective asset accounts.

Bancorp has the capacity to borrow funds from the Federal Reserve Bank.  This credit line has pledge requirements whereby Bancorp must pledge collateral sufficient to cover any borrowed funds taken.  Bancorp also has federal funds credit lines at other financial institutions which are subject to the financial institution’s availability of funds and Bancorp’s financial position.

Income Taxes: Bancorp files a consolidated federal income tax return.  Bancorp accounts for income taxes using the liability method and deferred taxes are reflected at currently enacted income tax rates applicable to the period in which the deferred tax assets or liabilities are expected to be realized or settled.

Deferred taxes result from temporary differences in the recognition of certain income and expense amounts between Bancorp’s financial statements and its tax returns. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes.  The calculation of the provision for federal income taxes is complex and requires estimates and significant judgments in arriving at the amount of tax benefits to be recognized in the financial statements for a specific period.  Differences between the position taken by management and that of taxing authorities could result in a reduction of a tax benefit or increase to tax liability, which could adversely affect future income tax expense.

Bancorp reviews its uncertain tax positions annually and evaluates these deferred tax assets to determine if those tax benefits are expected to be realized in future periods.  This evaluation includes reviewing the  evidence currently available, both positive and negative, including existence of taxes paid in available carry-back years, forecasts of future income, cumulative losses, applicable tax planning strategies and assessments of the current and future economic and business conditions. To the extent a deferred tax asset is no longer considered “more likely than not” to be realized, a deferred tax valuation allowance is established. This valuation allowance reduces deferred tax assets to the amount expected to be realized.

Financial Instruments: In the ordinary course of business, Bancorp has entered into off-balance-sheet financial instruments consisting of commitments to extend credit, commitments under credit-card arrangements, commercial letters of credit, and standby letters of credit. Such financial instruments are recorded in the financial statements when they are funded or related fees are incurred or received.

Advertising Costs: Bancorp expenses advertising costs as they are incurred.

Earnings Per Share: Basic earnings per share amounts are computed based on the weighted average number of shares outstanding. Diluted earnings per share is calculated by dividing net income by diluted weighted average shares outstanding, which includes common stock equivalents outstanding using the treasury stock method.

Stock-Based Compensation: Bancorp has a stock-based equity compensation plan which is described more fully in Note 9.  Under this plan, Bancorp is authorized to grant options or restricted stock up to 100,000 shares.  Bancorp recognizes stock-based compensation expense on a straight-line basis over the vesting period based on the number of awards or options expected to vest using the grant-date fair value.

Reclassifications: Certain amounts in prior years’ financial statements have been reclassified to conform to the current year’s presentation. These reclassifications had no effect on retained earnings or net income as previously reported.

Accounting Pronouncements: The following accounting pronouncements have been issued and were either effective during 2011 or are not yet effective until a future period for Bancorp:

In January 2010, the FASB issued ASU 2010-06, an update to ASU 820-10, “Fair Value Measurements”. This update adds a new requirement to disclose transfers in and out of level 1 and level 2, along with the reasons for the transfers, and requires a gross presentation of purchases and sales of level 3 activities. Additionally, the update clarifies that entities provide fair value measurement disclosures for each class of assets and liabilities and that entities provide enhanced disclosures around level 2 valuation techniques and inputs. Bancorp adopted the disclosure requirements for level 1 and level 2 transfers, and the expanded fair value measurement and valuation disclosures effective January 1, 2010. The disclosure requirements for level 3 activities were effective for Bancorp for interim and annual periods beginning after December 15, 2010. The adoption of the disclosure requirements had no material impact on Bancorp’s consolidated financial position, results of operations, and earnings per share.

On July 21, 2010, the FASB issued ASU 2010-20 which amends ASU 310 and expands required disclosures for Financing Receivables and the Allowance for Loan and Lease Losses.  The objective of these enhanced disclosures is to improve financial statement users’ understanding of; (i) the nature of a company’s credit risk associated with financing receivables and (ii) the company’s assessment of risk in estimating its allowance for loan and lease losses as well as changes in the allowance and the reasons for those changes. These disclosures, with the exception of the troubled debt restructurings disclosure, were implemented by Bancorp on December 31, 2010.  In April 2011, the FASB issued ASU No. 2011-02, Receivables (Topic 310) — Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring Deferral. These amended disclosure requirements were implemented by Bancorp on July 1, 2011, and for purposes of measuring impairment, were applied retrospectively to January 1, 2011. Disclosures required by ASU 2011-02 are included in Note 3 and 4.

In June 2011, the FASB issued ASU 2011-05 which amends Comprehensive Income (Topic 220).  The amendments require that all non-owner changes in stockholders’ equity be presented in either a single continuous statement of comprehensive income or in two separate but consecutive statements.  The objective is to improve the comparability, consistency and transparency of financial reporting, and to increase the prominence of items reported in other comprehensive income.  These amendments are to be applied retrospectively and are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Bancorp does not anticipate that the adoption of this guidance will have a material impact on its consolidated financial statements.

INVESTMENT SECURITIES	12 Months Ended
Dec. 31, 2011
INVESTMENT SECURITIES
INVESTMENT SECURITIES

NOTE 2 — INVESTMENT SECURITIES

The following tables summarize the aggregate amortized cost and estimated fair value of investment securities as of December 31:

	2011
	Amortized	Gross Unrealized		Estimated
(dollars in thousands)	Cost	Gains	Losses	Fair Value
Available-For-Sale Securities
U.S. government agencies	$128,231	$1,428	$20	$129,639
Residential mortgage-backed securities and collateralized mortgage obligations	120,578	3,875	34	124,419
State and political subdivisions	10,869	466	5	11,330
Total available-for-sale	259,678	5,769	59	265,388
Held-To-Maturity Securities
State and political subdivisions	34,662	1,576	—	36,238
Total held-to-maturity	34,662	1,576	—	36,238
Total investment securities	$294,340	$7,345	$59	$301,626

	2010
	Amortized	Gross Unrealized		Estimated
(dollars in thousands)	Cost	Gains	Losses	Fair Value
Available-For-Sale Securities
U.S. government agencies	$85,474	$612	$311	$85,775
Residential mortgage-backed securities and collateralized mortgage obligations	84,510	2,718	797	86,431
State and political subdivisions	8,504	323	62	8,765
Total available-for-sale	178,488	3,653	1,170	180,971
Held-To-Maturity Securities
State and political subdivisions	38,367	730	235	38,862
Total held-to-maturity	38,367	730	235	38,862
Total investment securities	$216,855	$4,383	$1,405	$219,833

The following tables show the gross unrealized losses and fair value of investments with unrealized losses that are not deemed to be other-than-temporarily impaired as of December 31:

	2011
	Less Than 12 Months		12 Months or Greater		Total
(dollars in thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available-For-Sale Securities
U.S. government agencies	$8,005	$20	$—	$—	$8,005	$20
Residential mortgage-backed securities and collateralized mortgage obligations	7,815	34	—	—	7,815	34
State and political subdivisions	374	5	—	—	374	5
Total available-for-sale	16,194	59	—	—	16,194	59
Held-To-Maturity Securities
State and political subdivisions	—	—	—	—	—	—
Total held-to-maturity	—	—	—	—	—	—
Total investment securities	$16,194	$59	$—	$—	$16,194	$59

	2010
	Less Than 12 Months		12 Months or Greater		Total
(dollars in thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available-For-Sale Securities
U.S. government agencies	$35,373	$311	$—	$—	$35,373	$311
Residential mortgage-backed securities and collateralized mortgage obligations	24,599	797	—	—	24,599	797
State and political subdivisions	1,128	62	—	—	1,128	62
Total available-for-sale	61,100	1,170	—	—	61,100	1,170
Held-To-Maturity Securities
State and political subdivisions	12,076	235	—	—	12,076	235
Total held-to-maturity	12,076	235	—	—	12,076	235
Total investment securities	$73,176	$1,405	$—	$—	$73,176	$1,405

At December 31, 2011, Bancorp held no security in the available-for-sale portfolio and no security in the held-to-maturity portfolio that had an unrealized loss for more than one year. Bancorp does not intend to sell securities that are identified as temporarily impaired nor does available evidence suggest it is more likely than not that management will be required to sell any impaired securities. The unrealized losses are largely due to increases in market interest rates over the yields available at the time the underlying securities were purchased. Management believes the nature of the securities in the investment portfolio present a high probability of collecting all contractual amounts due. Based on the evaluation, management has determined that no investment security in Bancorp’s investment portfolio is other-than-temporarily impaired.

Available for sale investment securities with a carrying value of $116.9 million and $96.0 million, as of December 31, 2011 and 2010, respectively, were pledged as collateral for public fund deposits, securities sold under agreements to repurchase, Treasury Tax and Loan payments, and Federal Reserve Bank discount window borrowings. Gross realized gains through the sale of available-for-sale securities were $1,000, $0, and $0 for 2011, 2010, and 2009, respectively.  Bancorp had no realized losses through the sale of available-for-sale securities for 2011, 2010, and 2009.  Sales of securities were $2.9 million, $0, and $0 for 2011, 2010, and 2009, respectively.

The amortized cost and estimated fair value of investment securities at December 31, 2011, by contractual maturity, are shown below.  Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	2011
	Available-For-Sale		Held-To-Maturity
	Amortized	Estimated	Amortized	Estimated
(dollars in thousands)	Cost	Fair Value	Cost	Fair Value

U.S. government agencies
1 year	$26,018	$26,181	$—	$—
2-5 years	83,796	84,984	—	—
6-10 years	9,149	9,154	—	—
Over 10 years	9,268	9,320	—	—

Residential mortgage-backed securities and collateralized mortgage obligations
1 year	—	—	—	—
2-5 years	—	—	—	—
6-10 years	38,251	40,458	—	—
Over 10 years	82,327	83,961	—	—

State and political subdivisions
1 year	1,233	1,262	6,101	6,130
2-5 years	5,179	5,438	9,977	10,344
6-10 years	2,302	2,426	13,607	14,239
Over 10 years	2,155	2,204	4,977	5,525
Total investment securities	$259,678	$265,388	$34,662	$36,238

LOANS	12 Months Ended
Dec. 31, 2011
LOANS
LOANS

NOTE 3 — LOANS

The major segments and classes of loans at December 31 are as follows:

(dollars in thousands)	2011	2010
Commercial	$65,408	$69,177
Commercial real estate
Raw land and land development	36,332	37,233
Other commercial real estate	62,363	65,516
Other real estate
Residential	34,066	34,681
Farmland and owner occupied nonfarm nonresidential	111,484	115,291
Real estate construction
Commercial	1,456	826
Residential	5,242	3,210
Consumer
Home equity	22,070	23,522
Credit cards and other consumer	15,803	16,622
	$354,224	$366,078
Less deferred loan fees	(455)	(759)
Total Loans	$353,769	$365,319

Bancorp’s primary lending activities include real estate loans, commercial loans which include agriculture production loans and consumer purpose loans. Most of Bancorp’s business activity is with customers located within Skagit, Snohomish and Whatcom Counties.

Commercial Loans: Commercial loans, secured and unsecured, are made primarily for commercial and industrial purposes to small and medium-sized businesses including farms operating within Skagit, Snohomish and Whatcom Counties.  These loans are available for general operating purposes, acquisition of fixed assets, purchases of equipment and machinery, financing of inventory and accounts receivable, and other business purposes.  Bancorp originates Small Business Administration (SBA) loans, including 504 and 7A loans. These loans may have short or long term maturities. Such loans include working capital advances, term loans and loans to individuals for business purposes. Term loans may involve greater risk than do short term loans because the length of time the credit is outstanding increases the probability a future event may impact identified repayment sources. Term loans are generally secured because of this potential for greater risk.

Commercial Real Estate: Commercial real estate loans consist of real estate secured loans advanced for non-owner occupied commercial real estate which includes, but is not limited to, office buildings, retail centers, multifamily and warehouses. These loans are typically term loans and are made to purchase or refinance non-owner occupied commercial real estate.  Commercial real estate loans also include real estate secured raw land loans and land development loans which are made to acquire land or finance development preparatory to erecting residential or commercial structures. The primary repayment source for non-owner occupied real estate comes from the rental or lease income and the underlying cash flows generated by the occupant tenant. Risks include the tenant’s ability to pay rents and because the length of time the term loan is outstanding it increases the probability that future events may impact these identified repayment sources.

Land development financing usually involves the purchase of land and lot development in anticipation of further construction or sale of the property. The full value of the collateral does not exist at the time the land development loan is granted and completion of the project within specified costs and time limits results in additional risk. The primary repayment source for a land development loan is dependent on the value of the underlying real estate which is subject to value variation resulting from various economic conditions.

Bancorp monitors concentrations of commercial real estate for which the cash flow from the real estate is the primary source of repayment rather than loans to a borrower for which real estate collateral is taken as a secondary source of repayment. These types of commercial real estate loans have risk profiles which are more sensitive to changes in market demand, vacancy rates, rents or changes in capitalization rates.

Other Real Estate Loans: Other real estate loans are typically made for, the purchase of or refinance of, residential real estate, real estate used for agricultural purposes including timberland, and owner-occupied real estate utilized by small to medium sized businesses and individuals for their business operations. They are typically term loans secured by the property being purchased or refinanced.  Repayment comes from the cash flow of the ongoing operations and activities conducted by the party, or affiliate of the party, or individual who owns the property. Term loans involve risk because the length of time the loan is outstanding increases the probability that a future event may impact identified repayment sources or the underlying real estate collateral values may change.

Real Estate Construction:  Real estate construction loans are short term loans made for the construction period required for both commercial construction projects and residential construction projects. These loans are generally secured by the real estate project being constructed.

Commercial construction loans are available for owner-occupied real estate utilized by small to medium sized businesses and individuals for their business operations and for non-owner occupied real estate. Repayment for construction loans is generally from a long term loan either provided by the Bank or another lender.

Residential construction loans may be made to builders on a speculative basis or with a prearranged sale in place. These loans also may be made to individuals for the purpose of constructing their own residence. The full value of the collateral does not exist at the time the loan is granted and the construction project must be monitored to ensure it is completed within specified costs and time frames. Because of the short term nature of these loans, collateral valuation changes are less typical.

Consumer Loans: Bancorp makes secured and unsecured consumer loans including loans to individuals, primarily customers of Bancorp, for various purposes, including home equity loans, purchases of automobiles, mobile homes, boats and other recreational vehicles, home improvement loans and loans for education and personal investments. The primary risk in consumer loans resides in the home equity portfolio which is secured by housing assets, the value of which has historically performed well, however, housing asset valuations are subject to economic conditions which may impact these values.

Bancorp originates both variable and fixed-rate loans.  At December 31, 2011 and 2010, $154.3 million and $157.1 million of loans outstanding were variable rate loans. Loan participations sold to others totaled $2.3 million and $3.1 million as of December 31, 2011 and 2010.  Bancorp does originate loans intended for sale which are carried at the lower of aggregate cost or fair value. As of December 31, 2011 and 2010, Bancorp held $521,000 and $78,000 as loans held-for-sale.  Gains on sale of loans were $136,000, $243,000 and $238,000 during 2011, 2010 and 2009. The servicing rights on such loans are not retained. There were no sales of loans, other than sales of loans originated as loans held for sale during 2011, 2010 and 2009. In addition, no loans were reclassified to held-for-sale during 2011.  Bancorp acquired no loans with deteriorated credit quality during 2011 or 2010.

Troubled Debt Restructures (TDR): Troubled debt restructures are loans on which, due to the borrower’s financial difficulties, Bancorp has granted a concession that would it would not otherwise consider. Examples of such concessions include forgiveness of principal or accrued interest or providing a lower interest rate than market for loans of similar risk.  Interest income on restructured loans is recognized pursuant to the terms of a new loan agreement if the restructured loan qualifies for accrual status. At December 31, 2011 there was $8.8 million in troubled debt restructures with $729,000 in commitments to lend additional funds to borrowers whose terms have been modified in a troubled debt restructuring.

The following table presents troubled debt restructurings that occurred during the year ended December 31, 2011. The recorded investment is period end balances that are inclusive of all partial pay-downs and charge-offs since the modification date.  Loans modified in a TDR that were fully paid down, charged-off, or foreclosed upon by period are not reported. Bancorp has not forgiven any principal on the above loans.  These troubled debt restructurings were the result of interest rate modifications, payment restructures and/or extended payment terms.

(dollars in thousands) Troubled Debt Restructurings	Number of Contracts	Recorded Investment	Charge-offs to the Allowance
Commercial	4	$628	$—
Commercial real estate
Raw land and land development	5	2,513	—
Other commercial real estate	1	362	—
Other real estate
Residential	6	810	—
Farmland and owner occupied nonfarm nonresidential	2	369	—
Real estate construction
Residential	4	433	—
Consumer
Home equity	1	54	—
Total	23	$5,169	$—

Loans modified in a TDR are typically, but are not always, already considered impaired and in a non-accrual status. In some cases, partial charge-offs have already been taken against the outstanding loan balance, however in other cases the loan’s collateral coverage may be greater or equal to the loan balance.  As a result, loans modified as TDRs did not have a material effect on Bancorp’s determination of the allowance for loan losses.

The following table presents TDR’s that have subsequently defaulted within the first twelve months after restructure.  A subsequent default of a TDR is defined as a TDR that is 60 days or more past due at the end of the time period noted.

(dollars in thousands) Troubled Debt Restructurings that Subsequently Defaulted Twelve months ended December 31, 2011	Number of Contracts	Recorded Investment
Other real estate
Residential	1	$172
Total	1	$172

The following table is an aging analysis of past due loans as of the dates indicated:

December 31, 2011 (dollars in thousands)	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days and Accruing	Total Past Due	Non-accrual	Current	Total Loan Receivables
Commercial	$38	$—	$—	$38	$267	$65,103	$65,408
Commercial real estate
Raw land and land development	—	—	—	—	7,179	29,153	36,332
Other commercial real estate	—	—	—	—	10	62,353	62,363
Other real estate
Residential	79	34	—	113	1,600	32,353	34,066
Farmland and owner occupied nonfarm nonresidential	—	—	—	—	6,649	104,835	111,484
Real estate construction
Commercial	—	—	—	—	—	1,456	1,456
Residential	—	—	—	—	658	4,584	5,242
Consumer
Home equity	—	—	—	—	88	21,982	22,070
Credit cards and other consumer	147	33	—	180	30	15,593	15,803
Total	$264	$67	$—	$331	$16,481	$337,412	$354,224

December 31, 2010 (dollars in thousands)	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days and Accruing	Total Past Due	Non-accrual	Current	Total Loan Receivables
Commercial	$—	$50	$—	$50	$3,699	$65,428	$69,177
Commercial real estate
Raw land and land development	—	—	—	—	4,568	32,665	37,233
Other commercial real estate	68	—	—	68	1,135	64,313	65,516
Other real estate
Residential	72	—	—	72	1,047	33,562	34,681
Farmland and owner occupied nonfarm nonresidential	—	—	—	—	1,209	114,082	115,291
Real estate construction
Commercial	—	—	—	—	—	826	826
Residential	—	—	—	—	968	2,242	3,210
Consumer
Home equity	—	—	—	—	105	23,417	23,522
Credit cards and other consumer	141	69	—	210	63	16,349	16,622
Total	$281	$119	$—	$400	$12,794	$352,884	$366,078

The following is a summary of impaired loans as of the dates indicated:

	December 31, 2011
(dollars in thousands)	Unpaid Principal Balance	Recorded Investment with No Related Allowance	Recorded Investment with Related Allowance	Related Allowance	Total Recorded Investment
Commercial	$943	$725	$170	$40	$895
Raw land and land development	9,086	6,850	788	75	7,638
Other commercial real estate	374	11	363	20	374
Residential	2,092	1,984	—	—	1,984
Farmland and owner occupied nonfarm nonresidential	6,935	6,935	—	—	6,935
Construction-commercial	—	—	—	—	—
Construction-residential	658	658	—	—	658
Consumer-home equity	101	34	54	20	88
Credit cards and other consumer	45	30	—	—	30
Total	$20,234	$17,227	$1,375	$155	$18,602

	December 31, 2010
(dollars in thousands)	Unpaid Principal Balance	Recorded Investment with No Related Allowance	Recorded Investment with Related Allowance	Related Allowance	Total Recorded Investment
Commercial	$4,245	$317	$3,382	$540	$3,699
Raw land and land development	5,880	2,285	2,283	350	4,568
Other commercial real estate	1,138	1,135	—	—	1,135
Residential	1,236	1,021	26	2	1,047
Farmland and owner occupied nonfarm nonresidential	6,409	6,286	—	—	6,286
Construction-commercial	—	—	—	—	—
Construction-residential	1,467	968	—	—	968
Consumer-home equity	109	—	105	13	105
Credit cards and other consumer	78	51	12	1	63
Total	$20,562	$12,063	$5,808	$906	$17,871

	December 31, 2011		December 31, 2010
(dollars in thousands)	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Commercial	$1,796	$8	$1,691	$4
Raw land and land development	6,468	35	6,599	169
Other commercial real estate	893	17	1,074	99
Residential	1,404	4	1,659	76
Farmland and owner occupied nonfarm nonresidential	6,553	7	3,745	140
Construction-commercial	—	—	—	—
Construction-residential	738	—	1,645	44
Consumer-home equity	128	—	84	—
Credit cards and other consumer	43	—	80	—
Total	$18,023	$71	$16,577	$532

Interest income collected on impaired loans was $1.1 million for the year ended December 31, 2009.  Average balances of impaired loans were $13.1 million for the year ended December 31, 2009.  Additional interest income of $935,000, $636,000 and $514,000 would have been recorded for the year ended December 31, 2011, 2010 and 2009, respectively, had non-accrual loans been current in accordance with their original terms. At December 31, 2011, there were $798,000 in unfunded commitments to lend to borrowers representing impaired and non-accruing loans. At December 31, 2011, four relationships represented sixty-five percent of total impaired loans.

Risk Rating System: An effective risk rating system provides information for use in determining the overall level of the allowance for loan loss. Accurate and timely risk rating recognition is a primary component of an effective risk rating system. Risk ratings are reviewed through various channels including the loan approval process, the loan approval and reporting process, an external loan review process and through the regulatory review process. Bancorp risk rates the commercial loan portfolio on a nine-scale system and Bancorp’ consumer loans are risk rated on a four scale system. Risk ratings in both scales are based on levels of risk as defined by the internal risk rating guidance within the Bank’s loan policy.  A commercial loan’s risk rating may change as risk factors change throughout the life of the loan, while with consumer loans the original risk rating assigned at loan origination remains for the life of the loan except when a consumer loan is moved to nonaccrual at which time it is risk rated a substandard loan.

For risk-rating purposes, commercial, commercial real estate, other real estate and real estate construction segments are typically graded using the commercial risk ratings.  The risk ratings used for commercial loans are as follows:

Pass: This group includes four distinct risk rating categories. The lowest level of risk in the pass categories are loans that are substantially free of risk primarily because these loans are secured by deposits held at the bank to the highest level of risk category in the pass categories which have been identified as loans that have acceptable levels of risk. Loans in this last category are acceptable, but also susceptible to deterioration. Loans in this category represent the typical borrower for the Bank and are considered to be representative of the majority of borrowers in the bank’s market place.

Watch: These are loans where the borrower is performing; however, some characteristics exist that require Bancorp to apply more than the usual management attention to an acceptable loan. This risk rating indicates that according to current information the borrower has the capacity to perform according to the terms of the loan documents; however some level of uncertainty exists. This is typically a temporary risk rating with the identified characteristics that caused this Watch risk rating likely to be clearer in the near term.

Special Mention: These loans have potential weaknesses that deserve management’s close attention. If not checked or left uncorrected, these potential weaknesses may result in the deterioration of the repayment prospects by the borrower or in Bancorp’s credit position at some future date. Special mention loans have potential weaknesses caused by characteristics which corrective actions could remedy. These characteristics include, but are not limited to, loans not performing as originally structured due to economic events or industry conditions. While potentially weak, these borrowers are currently marginally acceptable; no loss of principal or interest is envisioned. Special mention loans do not expose Bancorp to sufficient risk to warrant an adverse classification to substandard.

Substandard: These loans have a well defined weakness that jeopardizes the orderly liquidation of the loan and are inadequately protected by the sound worth and paying capacity of the borrower or the collateral pledged, if any. Normal repayment from the borrower is in jeopardy, although no loss is envisioned at this time. Substandard commercial loans are characterized by the distinct possibility that the Bank will sustain some loss if the identified weaknesses are not corrected. Loss potential, while existing in the aggregate amount of all substandard commercial loans, does not have to exist in an individual loan risk rated substandard.

The four risk ratings for consumer loans are as follows:

Risk Ratings A-D: Consumer loan risk rating categories are based on two factors; charge off expectation and bankruptcy expectation. The Bank utilizes a credit reporting agency to provide scores for charge off expectation and bankruptcy expectation for each consumer borrower at loan origination. The loan is then assigned a risk rating, with the lowest level of risk (A) to the highest level of risk (D).

No Rating: This category includes small performing commercial loans that were originated prior to the Bank’s implementation of the current risk rating system and consumer credit cards. Each consumer credit card is risk rated at loan origination based on the consumer loan risk rating categories, however Bancorp outsources the processing and servicing of its credit card portfolio and their system does not provide for credit card portfolio risk rating identification. Bancorp believes the risk rating mix for credit cards is similar to the risk rating mix for its consumer loan portfolio.

Two additional risk ratings are available for both consumer and commercial loans:

Doubtful: These loans have all the weaknesses inherent in those classified substandard with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently known facts, highly questionable or improbable. A doubtful classification may be appropriate in cases where significant risk exposures are perceived, but loss cannot be determined because of specific reasonable factors which may strengthen the credit in the near term.

Loss: These loans have balances in excess of the calculated current fair value which are considered uncollectible. There is little or no prospect for near term improvement and no realistic strengthening action of significance pending.

The following tables present Bancorp’s risk rating loan balances by class as of December 31, 2011:

		Commercial Credit Indicator
(dollars in thousands)	Pass	Watch	Special Mention	Substandard	Non-Rated	Total
Commercial	$57,590	$3,536	$2,155	$2,127	$—	$65,408
Commercial real estate
Raw land and land development	25,351	—	562	9,508	42	35,463
Other commercial real estate	57,470	50	492	4,336	15	62,363
Other real estate
Residential	17,215	607	864	1,600	463	20,749
Farmland and owner occupied nonfarm nonresidential	94,520	2,935	2,753	10,909	127	111,244
Real estate construction
Commercial	1,456	—	—	—	—	1,456
Residential	562	—	—	658	—	1,220
Consumer
Home equity	1,106	—	499	88	—	1,693
Credit cards and other consumer	—	—	—	30	—	30
Total	$255,270	$7,128	$7,325	$29,256	$647	$299,626

	A	B	C	D	Non-Rated	Total
Commercial	$—	$—	$—	$—	$—	$—
Commercial real estate
Raw land and land development	487	317	65	—	—	869
Other commercial real estate	—	—	—	—	—	—
Other real estate
Residential	8,600	3,004	818	895	—	13,317
Farmland and owner occupied nonfarm nonresidential	240	—	—	—	—	240
Real estate construction
Commercial	—	—	—	—	—	—
Residential	2,795	467	—	760	—	4,022
Consumer
Home equity	14,380	3,415	1,650	861	71	20,377
Credit cards and other consumer	7,241	1,582	616	540	5,794	15,773
Total	$33,743	$8,785	$3,149	$3,056	$5,865	$54,598

The following tables present Bancorp’s risk rating loan balances by class as of December 31, 2010:

		Commercial Credit Indicator
(dollars in thousands)	Pass	Watch	Special Mention	Substandard	Non-Rated	Total
Commercial	$54,940	$6,744	$1,136	$6,352	$5	$69,177
Commercial real estate
Raw land and land development	23,174	800	2,029	10,599	47	36,649
Other commercial real estate	57,342	358	5,548	2,253	15	65,516
Other real estate
Residential	17,091	452	559	1,952	505	20,559
Farmland and owner occupied nonfarm nonresidential	88,266	8,263	4,426	13,756	320	115,031
Real estate construction
Commercial	498	—	—	328	—	826
Residential	1,741	—	—	968	—	2,709
Consumer
Home equity	1,367	—	500	245	—	2,112
Credit cards and other consumer	—	—	—	63	—	63
Total	$244,419	$16,617	$14,198	$36,516	$892	$312,642

		Consumer Credit Indicator
	A	B	C	D	Non-Rated	Total
Commercial	$—	$—	$—	$—	$—	$—
Commercial real estate
Raw land and land development	164	326	94	—	—	584
Other commercial real estate	—	—	—	—	—	—
Other real estate
Residential	9,715	2,485	1,129	793	—	14,122
Farmland and owner occupied nonfarm nonresidential	260	—	—	—	—	260
Real estate construction
Commercial	—	—	—	—	—	—
Residential	215	155	—	131	—	501
Consumer
Home equity	16,195	2,677	1,537	949	52	21,410
Credit cards and other consumer	7,586	1,663	754	581	5,975	16,559
Total	$34,135	$7,306	$3,514	$2,454	$6,027	$53,436

ALLOWANCE FOR LOAN LOSSES	12 Months Ended
Dec. 31, 2011
ALLOWANCE FOR LOAN LOSSES
ALLOWANCE FOR LOAN LOSSES

NOTE 4 — ALLOWANCE FOR LOAN LOSSES

The allowance for loan losses represents management’s best estimate of losses inherent in the portfolio and is evaluated on a regular basis and reviewed by the Board of Directors. The allowance for possible loan losses includes allowance allocations in accordance with Accounting Standards Codification (ASC) Topic 310, “Receivables” and allowance allocations calculated in accordance with ASC Topic 450, “Contingencies.”  In analyzing the adequacy of the allowance for loan losses, we utilize a comprehensive loan grading system to determine the risk potential in the portfolio and also consider the results of independent third party credit reviews. Bancorp’s process is designed to account for credit deterioration as it occurs.  The allowance is based upon Bancorp’s evaluation of the pertinent factors underlying the quality and composition of the loan portfolio, levels and trends in losses and delinquencies, current economic conditions, specific industry conditions and estimated value of any underlying collateral. These evaluations are inherently subjective and it requires management to make numerous assumptions, estimates and judgments that are susceptible to significant revision as more information becomes available.

While Bancorp believes that it uses the best information available to determine the allowance for loan losses and that our processes adequately address the various components that could potentially result in credit losses, the processes and the various components include features that may be susceptible to significant change. There are numerous components that enter into the evaluation of the allowance for loan losses. Some are quantitative while others require Bancorp to make qualitative judgments. Unforeseen market conditions and unfavorable differences between the actual outcome of credit-related events and our estimates and projections could require an additional provision for credit losses, which would negatively impact Bancorp’s results of operations in future periods. Also, growth of the loan portfolio and a further decline in the performance of the economy, in general, or a further decline in real estate values in our market areas, in particular, could have an adverse impact on collectability, increase the level of non-performing loans or have other adverse effects which alone or in aggregate could have a material adverse effect on our business, financial condition, results of operation and cash flows which may require additional provisions to our allowance for loan losses. The ultimate recovery of loans is susceptible to future market factors beyond Bancorp’s control. Additionally, loans are subject to examinations by regulators, who, based upon their judgment, may require Bancorp to make additional provisions or adjustments to its allowance for loan losses. The allowance consists of specific, general and unallocated components.

Specific Valuation Allowance: A specific valuation allowance is established based on a review of impaired loans for specific weaknesses, impairment and loss exposure.  A loan is considered impaired when management determines that it is probable that Bancorp will be unable to collect all contractual amounts of principal and interest as scheduled in the loan agreement. Factors considered by management in determining impairment include payment status and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired.

The assessment for impairment occurs when and while loans are designated as substandard per Bancorp’s internal risk rating system or when and while such loans are on non-accrual or when loans are considered troubled debt restructures. Substandard, troubled debt restructured loans or non-accrual loans with an outstanding balance of $250,000 or more, are reviewed for impairment and are analyzed individually on a quarterly basis. Generally, smaller balance loans, including commercial loans under the threshold or consumer and credit card loans, are grouped with other loans in its product type and risk grade category for reserve purposes. In general, the specific allocation for a loan is equal to the impairment measured by ASC 310.  If the loan is collateral dependent, a specific reserve is established when the value of the loan collateral is less than Bancorp’s recorded investment in the loan.  If the loan is not collateral dependent, a specific allocation is established when the discounted cash flow expected to be collected is less than Bancorp’s recorded investment in the loan.

General Allowance: The general allowance is based on historical loan loss experience for different loan types and different risk gradings with adjustments for current events and conditions.  Bancorp’s loan portfolio is broken into different loan types and different risk ratings.  For real estate and commercial loans, Bancorp uses historical loss experience factors by loan category, adjusted for changes in trends and conditions, to help determine an indicated allowance for each category based on individual risk ratings. In addition, other factors are considered in the analysis including volumes and trends of delinquencies, levels of nonaccrual loans, repossessions and bankruptcies, trends in criticized and classified loans, and expected losses on loans secured by real estate, new policies, economic conditions, concentrations of credit risk, management’s judgment about risks inherent in the portfolio and the experience and abilities of lending personnel are also taken into consideration. Historical loss rates for commercial and real estate type loans are established by examining historical charge-off data for each pool of loans, typically over the last 5 years (although the period may be shortened based on current and expected trends and conditions). Bancorp’s process is designed to account for credit deterioration as it occurs. Loss factor rates for consumer loans are based on West Coast consumer loan loss statistics from Equifax and the loss factors for Credit Cards are based on Federal Reserve Statistical loss rates.

Unallocated General Allowance: An unallocated general allowance is established based on an additional review of the adequacy of the allowance on the loan portfolio in its entirety, as well as our judgmental consideration of any adjustments necessary for subjective factors such as economic uncertainties and concentration risks. The unallocated allowance also provides for other credit losses inherent in the loan portfolio that may not have been contemplated in the general and specific components of the allowance.

The following is an analysis of the changes in the allowance for loan losses as of December 31, 2011, 2010 and 2009:

(dollars in thousands) Allowance for loan losses: December 31, 2011	Commercial	Commercial Real Estate	Other Real Estate	Real Estate Construction	Consumer	Unallocated	Total
Balance, beginning of year	$1,494	$2,564	$1,400	$67	$855	$699	$7,079
Loans charged off	(1,430)	(1,132)	(417)	(15)	(383)	—	(3,377)
Recoveries	33	6	109	—	104	—	252
Provision (benefit)	1,107	148	23	45	94	(188)	1,229
Balance, end of year	$1,204	$1,586	$1,115	$97	$670	$511	$5,183

Ending balance: individually evaluated for impairment	$40	$95	$—	$—	$20	$—	$155
Ending balance: collectively evaluated for impairment	$1,164	$1,491	$1,115	$97	$650	$511	$5,028

Loans Receivable:
Ending balance	$65,408	$98,695	$145,550	$6,698	$37,873		$354,224
Ending balance: individually evaluated for impairment	$895	$8,012	$8,919	$658	$118		$18,602
Ending balance: collectively evaluated for impairment	$64,513	$90,683	$136,631	$6,040	$37,755		$335,622

(dollars in thousands) Allowance for loan losses: December 31, 2010	Commercial	Commercial Real Estate	Other Real Estate	Real Estate Construction	Consumer	Unallocated	Total
Balance, beginning of year	$1,457	$2,287	$1,156	$328	$924	$731	$6,883
Loans charged off	(635)	(55)	(340)	(239)	(385)	—	(1,654)
Recoveries	55	—	7	—	88	—	150
Provision (benefit)	617	332	577	(22)	228	(32)	1,700
Balance, end of year	$1,494	$2,564	$1,400	$67	$855	$699	$7,079

Ending balance: individually evaluated for impairment	$540	$350	$2	$—	$14	$—	$906
Ending balance: collectively evaluated for impairment	$954	$2,214	$1,398	$67	$841	$699	$6,173

Loans Receivable:
Ending balance	$69,177	$102,749	$149,972	$4,036	$40,144		$366,078
Ending balance: individually evaluated for impairment	$3,699	$5,703	$7,333	$968	$168		$17,871
Ending balance: collectively evaluated for impairment	$65,478	$97,046	$142,639	$3,068	$39,976		$348,207

(dollars in thousands) Allowance for loan losses: December 31, 2009	Commercial	Commercial Real Estate	Other Real Estate	Real Estate Construction	Consumer	Unallocated	Total
Balance, beginning of year	$1,683	$1,218	$951	$291	$590	$717	$5,450
Loans charged off	(317)	(1,367)	(155)	(284)	(474)	—	(2,597)
Recoveries	90	—	207	—	138	—	435
Provision (benefit)	1	2,436	153	321	670	14	3,595
Balance, end of year	$1,457	$2,287	$1,156	$328	$924	$731	$6,883

Ending balance: individually evaluated for impairment	$22	$936	$14	$203	$5	$—	$1,180
Ending balance: collectively evaluated for impairment	$1,435	$1,351	$1,142	$125	$919	$731	$5,703

Loans Receivable:
Ending balance	$76,858	$102,375	$159,524	$14,636	$41,152		$394,545
Ending balance: individually evaluated for impairment	$1,053	$10,247	$10,198	$2,711	$159		$24,368
Ending balance: collectively evaluated for impairment	$75,805	$92,128	$149,326	$11,925	$40,993		$370,177

BANK PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
BANK PREMISES AND EQUIPMENT
BANK PREMISES AND EQUIPMENT

NOTE 5 — BANK PREMISES AND EQUIPMENT

The major classifications of bank premises and equipment are as follows:

(dollars in thousands)	2011	2010
Land	$4,031	$3,980
Buildings and leasehold improvements	10,961	10,582
Furniture, fixtures and equipment	5,586	5,233
	20,578	19,795
Less accumulated depreciation	(9,542)	(9,023)
Total bank premises and equipment	$11,036	$10,772

Depreciation expense on premises and equipment was $603,000 in 2011, $824,000 in 2010, and $831,000 in 2009.

DEPOSITS	12 Months Ended
Dec. 31, 2011
DEPOSITS
DEPOSITS

NOTE 6 — DEPOSITS

The major classifications of deposits and the total remaining maturities for time deposits at December 31 are as follows:

(dollars in thousands)	2011	2010
Non-interest-bearing demand	$91,303	$79,099
Interest-bearing demand	119,229	109,085
Money market deposit accounts	93,767	87,289
Savings	116,993	100,068
Subtotal	$421,292	$375,541

Time Deposits
Due within one year	$165,610	$173,438
After one year but within two years	26,004	37,845
After two years but within three years	6,399	2,822
After three years but within four years	231	397
After four years but within five years	49	238
After five years	707	600
Total time deposits	$199,000	$215,340
Total deposits	$620,292	$590,881

Certificates of deposit, greater than or equal to $100,000 included in the above amounts, totaled $107.2 million and $116.7 million at December 31, 2011 and 2010, respectively. At December 31, 2011 and 2010, $258,000 and $244,000 in deposit overdrafts were reclassified as loans outstanding.  At December 31, 2011 and 2010, brokered time deposits totaled $15.7 million and $19.5 million, respectively.

OTHER BORROWINGS	12 Months Ended
Dec. 31, 2011
OTHER BORROWINGS
OTHER BORROWINGS

NOTE 7 — OTHER BORROWINGS

The Bancorp’s primary source of other borrowings include securities sold under agreement to repurchase, federal funds purchased from correspondent banks, and discount window borrowings from the Federal Reserve Bank of San Francisco.  The following table details Bancorp’s other borrowings as of December 31:

(dollars in thousands)	2011	2010
Balance outstanding at end of year	$31,334	$34,118
Weighted average interest rate at year end	0.68%	0.85%
Maximum month-end balance during the year	$38,516	$45,731
Average monthly balance during the year	$34,338	$38,516
Weighted average interest rate during the year	0.78%	0.88%
Carrying value of collateral for repurchase agreements	$45,030	$45,476
Range of interest rates	0.25% - 2.00%	0.40% - 2.00%

Bancorp offers repurchase agreements to its customers.  The agreements are fully collateralized by certain securities of the U.S. Government and its agencies and other approved investments including FHLB, FNMA, FFCB and FHLMC securities under agreements to repurchase. The securities underlying the agreements are held by a safekeeping agent. Securities sold under agreements to repurchase were $31.3 million and $34.1 million as of December 31, 2011 and December 31, 2010, respectively.  All securities sold under agreements as of December 31, 2011 are scheduled to mature during 2012.

Bancorp has the capacity to borrow funds from the Federal Reserve Bank. As of December 31, 2011, Bancorp held investment securities at the Federal Reserve with a market value of $57.5 million as collateral for discount window borrowings.  Bancorp also has federal funds credit lines at other financial institutions which are subject to the financial institution’s availability of funds and Bancorp’s financial position.  There were no outstanding borrowings under these lines as of December 31, 2011 and 2010.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
INCOME TAXES

NOTE 8 — INCOME TAXES

A reconciliation of the effective income tax rate with the federal statutory tax rate is as follows:

	2011		2010		2009
(dollars in thousands)	Amount	Rate	Amount	Rate	Amount	Rate

Income tax provision at statutory rate	$2,266	34.0%	$2,257	34.0%	$1,140	34.0%
Effect of non-taxable interest income	(339)	(5.1)	(373)	(5.6)	(385)	(11.5)
Non-deductible expenses	420	6.3	425	6.4	440	13.1
Tax Credits	(1,190)	(17.8)	(1,190)	(17.9)	(1,219)	(36.4)
Other	6	—	56	0.8	69	2.1
Total income taxes	$1,163	17.4%	$1,175	17.7%	$45	1.3%

The tax credits noted in the preceding table are from Bancorp’s investment in Qualified Zone Academy Bonds.  In lieu of receiving periodic interest payments, Bancorp receives an annual income tax credit until maturity of the bond.  The tax credits become available one year after the bond is issued and each successive one year period thereafter until maturity.  At December 31, 2011 and 2010, Bancorp had $18.6 million in Qualified Zone Academy Bonds.  At December 31, 2011, Qualified Zone Academy Bonds had maturity dates ranging from approximately less than a year to 11 years.  The tax credits earned were $1.2 million for each of the last three years ended 2011, 2010 and 2009, respectively.

The following table shows the nature and components of Bancorp’s net deferred tax assets as of December 31:

(dollars in thousands)	2011	2010
Deferred Tax Assets
Allowance for loan losses	$1,762	$2,407
Other deferred tax assets	576	387
Other accrued expenses	202	112
Other real estate owned	569	484
Total deferred assets	3,109	3,390

Deferred Tax Liabilities
Deferred loan fees for tax purposes in excess of amounts deferred for financial reporting	(54)	(38)
Investment securities	(44)	(37)
Premises and equipment	(240)	(151)
Unrealized gain on securities available-for-sale	(1,942)	(844)
Other	(86)	(50)
Total deferred liabilities	(2,366)	(1,120)
Net deferred tax asset	$743	$2,270

As of December 31, 2011, a valuation allowance against deferred tax assets has not been established as it is more likely than not, based on Bancorp’s historical performance, that these deferred tax assets will be realized. Our policy is to recognize interest and penalties on unrecognized tax benefits in Bancorp’s provision for income taxes. There were no amounts related to interest and penalties recognized for the years ended December 31 2011, 2010 and 2009.  The tax years subject to examination by federal taxing authorities are for the years ending December 31, 2010, 2009 and 2008.

EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2011
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

NOTE 9 — EMPLOYEE BENEFIT PLANS

401(k) Plan: Bancorp has a 401(k) plan covering substantially all of its employees. Eligible employees may contribute amounts through payroll deductions. Bancorp matches 100% of each eligible employee’s elected contributions, up to a maximum of 4% of the employee’s annual eligible compensation. At the discretion of the Board of Directors, Bancorp also makes an annual discretionary profit sharing contribution of 2%, which is allocated to eligible employees based upon annual eligible compensation. All employee contributions vest immediately and employer contributions vest over a 6 year period.  Employees have the option of investing contributions among selected mutual funds. During years ended December 31, 2011, 2010 and 2009, Bancorp contributed approximately $315,000, $370,000 and $384,000, respectively, to the 401(k) plan.

Incentive Stock Plan: Bancorp has one share-based payment plan, which is shareholder approved, and permits the grant of share-based awards to its employees and directors up to 100,000 shares.  The plan addresses stock options, restricted stock awards and other stock based compensation awards.  This plan is primarily designed to recognize, motivate, reward and retain eligible employees and to better align the interest of Bancorp’s employees with those of its shareholders.

No options or awards were granted in 2011 or 2010.  During 2009, Bancorp granted 10,455 options. It is the Bancorp’s policy to issue new shares of common stock for options and restricted stock awards.  Total equity compensation expense was $239,000 in 2011, $238,000 in 2010 and $256,000 in 2009. In 2011 and 2010, no options were exercised. In 2009, cash received from the exercise of options and restricted stock awards totaled $4,000. There was no tax benefit realized on stock options and restricted stock awards in 2011, 2010 and 2009.

Stock Options: No stock options were awarded in 2011 or 2010. All options granted during 2009 were Incentive Stock Options and were granted at a price equal to the market value of the stock on the grant date, have a term of 10 years and vest over a five year period.  Bancorp measures the fair value of each stock option at the date of the grant, using the Black Scholes option valuation model.  The application of this valuation model involves assumptions that are judgmental and sensitive in the determination of compensation expense.  The fair value of all options is amortized on a straight-line basis over the vesting periods. Estimated forfeitures will be evaluated in subsequent periods and may change based on new facts and circumstances.  Assumptions used in arriving at the fair value of options granted are presented in the following table.

2009
Expected price volatility	18.41%
Risk-free interest rate	2.05%
Dividend yield on underlying stock	2.30%
Weighted-average expected life in years	7.00
Weighted-average grant date fair value	30.78

The volatility factor is based on historical stock prices over the most recent period commensurate with the estimated expected life of the award.  The risk-free interest rate is based on the U.S. Treasury curve in effect at the time of the award. As Bancorp does not have a long history of stock options, an average or mid-point based on the vesting term and the expiration term was used in determining the weighted average expected life on options granted to employees.  The expected dividend yield is based on dividend trends and the market value of the Bancorp’s stock price at the time of the award.

The following table summarizes the activity related to options outstanding at December 31, 2011. The aggregate intrinsic value represents the total pretax intrinsic value (amount by which the fair value of the underlying stock exceeds the exercise price of an option or award, times the number of shares).

(dollars in thousands except share and per share amounts)	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Terms (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2011	27,986	$179.91	6.60	$—
Granted	—	—	—	—
Expired	2,000	—	—	—
Forfeited	1,069	—	—	—
Outstanding at December 31, 2011	24,917	$179.58	6.01	$—
Exercisable at December 31, 2011	17,184	$173.30	5.61	$—

The unrecognized share-based compensation cost relating to stock option expense at December 31, 2011 was $167,000 which will be recognized over the remaining vesting schedule of the options.  The total intrinsic value of options exercised during the twelve months ended December 31, 2011, 2010 and 2009 was $0, $0 and $1,000.  The total fair value of shares vested during the year ended December 31, 2011, 2010, and 2009 was $872,000, $857,000 and $676,000.

A summary of the status of Bancorp’s non-vested stock options as of December 31, 2011, and activity during the year ended December 31, 2010, is presented below:

	Shares	Weighted Average Grant-Date Fair Value

Nonvested at January 1, 2011	13,902	$31.45
Awarded	—	—
Vested	5,607	32.05
Forfeited	562	31.08
Nonvested at December 31, 2011	7,733	$31.04

Stock Awards: Recipients of restricted stock awards do not pay any cash consideration to Bancorp for the shares and receive all dividends with respect to all such shares, whether or not shares have vested.  The awards vest over a five year period.  Bancorp measures the fair value of each stock award at the date of the grant and recognizes compensation based on the market price of Bancorp’s common stock.  The unrecognized share-based compensation cost relating to restricted stock awards expense at December 31, 2011 was $52,000, which will be recognized over the remaining years of the original five year vesting period of the awards.  No awards were granted during 2011, 2010 or 2009. The total intrinsic value of stock awards exercised and the total fair value of shares vested during the year ended December 31, 2011, 2010 and 2009 was $69,000, $72,000 and $112,000.

The following table summarizes the activity relating to restricted stock awards outstanding at December 31, 2011. The aggregate intrinsic value represents the total pretax intrinsic value (amount by which the fair value of the underlying stock exceeds the exercise price of an option or award, times the number of shares).

(dollars in thousands except share and per share amounts)	Shares	Weighted Average Remaining Contractual Terms (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2011	969	1.90	$145
Granted	—	—	—
Vested	445	—	69
Forfeited	30	—	—
Outstanding at December 31, 2011	494	1.14	$73

COMMITMENTS	12 Months Ended
Dec. 31, 2011
COMMITMENTS
COMMITMENTS

NOTE 10 — COMMITMENTS

Bancorp is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to originate loans, provide funds under existing lines of credit, standby letters of credit and municipal warrants. Those instruments involve, to varying degrees, elements of credit and interest-rate risk in excess of the amount recognized in the balance sheet. Bancorp uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments.

Commitments to originate loans or provide funds under existing lines of credit or to fund municipal warrants are agreements to lend to a customer as long as there is no violation of conditions established in the loan documents. Commitments generally have fixed expiration dates or other termination clauses. Total commitment amounts may not necessarily represent future cash-flow requirements. Standby letters of credit are conditional commitments issued by Bancorp to guarantee the performance of a customer to a third party. Commercial and standby letters of credit are granted primarily to commercial borrowers and are primarily issued to support public and private borrowing arrangements.  The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers. Bancorp has not incurred any losses on its letter of credit commitments in 2011, 2010 or 2009.

The following table represents the off-balance sheet commitments with their remaining terms as of December 31, 2011: (dollars in thousands)

	Total	Less Than One Year	One Year Through Three Years	Three Years Through Five Years	Thereafter
Unfunded commitments to extend credit	$62,123	$30,299	$9,054	$7,577	$15,193
Credit card arrangements	11,412	11,412	—	—	—
Commitments to fund municipal warrants	3,133	2,151	959	—	23
Standby letters of credit	2,079	1,317	473	253	36

FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE OF FINANCIAL INSTRUMENTS
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 11 — FAIR VALUE OF FINANCIAL INSTRUMENTS

Disclosures regarding the fair value of financial asset and liabilities, including those financial assets and liabilities that are not measured and reported at fair value on a recurring basis or non-recurring basis are required disclosures.  The estimated fair values have been determined by Bancorp using available market information and appropriate valuation methodologies and considerable judgment is necessary to interpret market data in the development of the estimates of fair value.  The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts. In that regard, the fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement on the instrument. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of Bancorp.

Cash, Due From Banks, Federal Funds Sold, Other Borrowings and Accrued Interest Receivable and Payable —The carrying amount of these financial assets and liabilities approximates fair value.

Investment Securities — The securities classified as available for sale are reported at fair value utilizing quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, or other inputs that are observable or can be derived from or corroborated by observable market data by correlation or other means. The fair values for held-to-maturity securities including fixed rate warrants and qualified zone academy bonds are estimated using discounted cash flow analysis using interest rates currently being offered for tax-exempt municipal securities of similar terms or the current qualified zone academy bond interest rates.

Loans — The fair value of loans is estimated by discounting anticipated future cash flows using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality as of the balance sheet date.  An overall liquidity discount was also used for 2011 and 2010.  Collateral dependent impaired loans were not subjected to discounted cash flow analysis as they are already considered to be held at fair value.

Deposits — The fair values disclosed for demand, savings, and money market accounts are equal to their carrying amounts. The fair values for fixed-rate time deposits are estimated using a discounted cash flow analysis that applies interest rates currently being offered on certificates to a schedule of aggregated expected maturities on time deposits.

Off-Balance-Sheet Instruments — Commitments to extend credit and standby letters of credit represent the principal categories of off-balance sheet financial instruments.  The fair value of these instruments is not considered material since they are for relatively short periods of time and are subject to customary credit terms, which would not include terms that would expose Bancorp to significant gains or losses.

The carrying amounts and estimated fair values of Bancorp’s financial instruments at December 31, 2011 and 2010 are as follows:

	2011		2010
	Carrying		Carrying
(dollars in thousands)	Amount	Fair Value	Amount	Fair Value
Financial Assets
Cash and due from banks	$11,119	$11,119	$10,461	$10,461
Federal funds sold	41,895	41,895	80,413	80,413
Investment securities	300,050	301,626	219,338	219,833
Net loans	348,586	331,484	358,240	338,704
Accrued interest receivable	2,638	2,638	2,521	2,521

Financial Liabilities
Demand and savings deposits	421,292	421,292	375,541	375,541
Time deposits	199,000	199,956	215,340	216,736
Other borrowings	31,334	31,334	34,118	34,118

Accrued interest payable	156	156	234	234

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 12 — FAIR VALUE MEASUREMENTS

The methodologies for estimating the fair value of financial assets and liabilities that are measured at fair value on a recurring or non-recurring basis are discussed below.  The methodologies for other financial assets and liabilities are discussed above. ASC 820 establishes a hierarchy that prioritizes the use of fair value inputs used in the valuation methodologies into the following three levels:

Level 1 — Quoted prices for identical instruments in active markets that Bancorp has the ability to access at the measurement date.

Level 2 — Significant other observable inputs other than Level 1 prices such as quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, or other inputs that are observable or can be derived from or corroborated by observable market data by correlation or other means.

Level 3 — Significant unobservable inputs that reflect the Bancorp’s own assumption about the assumptions that market participants would use in pricing an asset or liability.

In general, Bancorp determines fair value based upon quoted prices when available or through the use of alternative approaches, such as matrix or model pricing, when market quotes are not readily accessible or available. The valuation techniques used are based on observable and unobservable inputs.  Valuation adjustments may be made to ensure that financial instruments are recorded at fair value.  While management believes Bancorp’s valuation methodologies are appropriate and consistent with other market participants, the use of different methodologies or assumptions used to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date. There were no transfers between levels during 2011.

Investment Securities Available for Sale — Securities classified as available for sale are reported at fair value utilizing Level 2 inputs. For these securities, Bancorp obtains fair value measurements from an independent pricing service.  The fair value measurements include considerable observable data that may include dealer quotes, market spreads, cash flows, the treasury yield curve, yield/spread relationships, consensus prepayment rates, and the bonds terms and conditions, among other things.

Impaired Loans — The recorded net investment in impaired loans, including accrued interest, is limited to the present value of the expected cash flows of the impaired loan, the observable fair market value of the loan or the estimated fair value of the loan’s collateral.

Other Real Estate Owned — Other real estate owned includes properties acquired through foreclosure and other properties owned but no longer used for banking purposes.  These properties are recorded at the lower of the recorded amount of the loan, or estimated fair value less estimated costs to sell based on periodic evaluations using Level 3 inputs.  Valuation of the property occurs when it is foreclosed upon and annually thereafter.  Write-downs arising from the acquisition of property, in full or partial satisfaction of loans, are charged to the allowance for loan losses.  Subsequent write-downs after acquisition, identified through management’s periodic valuations, are written down through non-interest expenses.

The table below shows assets measured at fair value on a recurring basis as of the dates indicated:

(dollars in thousands)		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description		(Level 1)	(Level 2)	(Level 3)
December 31, 2011
Available-for-sale securities
U.S. Treasury and government agencies	$129,639	$—	$129,639	$—
Residential mortgage-backed securities and collateralized mortgage obligations	124,419	—	124,419	—
State and political subdivisions	11,330	—	11,330	—
Total	$265,388	$—	$265,388	$—

December 31, 2010
Available-for-sale securities
U.S. government agencies	$85,775	$—	$85,775	$—
Residential mortgage-backed-securities	86,431	—	86,431	—
State and political subdivisions	8,765	—	8,765	—
Total	$180,971	$—	$180,971	$—

The table below shows assets measured at fair value on a non-recurring basis as of the dates indicated:

(dollars in thousands)		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total Gains/(Losses) for the Twelve
Description		(Level 1)	(Level 2)	(Level 3)	Months Ended
December 31, 2011
Impaired loans
Commercial	$855	$—	$—	$855	$40
Commercial real estate	7,917	—	—	7,917	(1,387)
Other real estate	8,919	—	—	8,919	(96)
Real estate construction	658	—	—	658	—
Consumer	98	—	—	98	(6)
Other real estate owned	4,397	—	—	4,397	(816)
Total	$22,844	$—	$—	$22,844	$(2,265)

December 31, 2010
Impaired loans
Commercial	$3,159	$—	$—	$3,159	$(1,065)
Commercial real estate	5,353	—	—	5,353	578
Other real estate	7,331	—	—	7,331	(241)
Real estate construction	969	—	—	969	(114)
Consumer	153	—	—	153	(29)
Other real estate owned	5,813	—	—	5,813	(473)
Total	$22,778	$—	$—	$22,778	$(1,344)

Gains and losses on impaired loans in the table above are the result of charge-offs and/or changes to specific valuation allowances recorded to the allowance for loan losses for the period specified.

Gains and losses on other real estate owned in the table above are the result of write-downs which are charged against earnings for the period specified.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 13 — RELATED PARTY TRANSACTIONS

Loans to directors, executive officers, principal stockholders of Bancorp and their affiliates are subject to regulatory limitations. In the opinion of management, related party loans and deposits are transacted as part of Bancorp’s normal course of business, and are not subject to preferential terms or conditions.  At December 31, 2011 and 2010, loans outstanding to directors and executive officers were $11.2 million and $11.6 million, respectively.  During 2011, advances or new loans totaled $9.1 million and repayments totaled $9.5 million.  During 2011 and 2010, there were no loans to related parties that were considered to be classified or impaired. Deposits from related parties totaled $11.4 million and $17.3 million at December 31, 2011 and 2010, respectively.

STOCKHOLDERS' EQUITY AND REGULATORY MATTERS	12 Months Ended
Dec. 31, 2011
STOCKHOLDERS' EQUITY AND REGULATORY MATTERS
STOCKHOLDERS' EQUITY AND REGULATORY MATTERS

NOTE 14 — STOCKHOLDERS’ EQUITY AND REGULATORY MATTERS

Skagit State Bancorp and Skagit State Bank are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on Bancorp’s financial statements. Under capital adequacy guidelines on the regulatory framework for prompt corrective action, specific capital adequacy guidelines, that involve quantitative measures of Bancorp’s assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices, must be met. The capital classifications are subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures, established by regulation to ensure capital adequacy, require maintenance of minimum amounts and ratios (set forth in the table on the following page) of total and Tier I capital to risk weighted assets (as defined in the regulations), and of Tier I capital to average assets. As of the most recent notification from the Bank’s primary regulator, the Bank was categorized as well-capitalized under the regulatory framework for prompt corrective action. At December 31, 2011, Skagit State Bancorp and the Bank both exceeded regulatory capital requirements and were “well-capitalized” pursuant to such regulations. There are no conditions or events since that notification that management believes have changed the Bank’s category.  Payments of dividends are subject to federal regulatory requirements and cash dividends paid by Skagit State Bank to Skagit State Bancorp, Inc. are subject to both federal and state regulatory requirements.

The following table sets forth the amounts and ratios regarding actual and minimum regulatory capital requirements, together with the amounts and ratios required to meet the definition of a “well-capitalized” institution.

						To Be Well
						Capitalized Under
			For Capital			Prompt Corrective
	Actual		Adequacy Purposes			Action Provisions
(dollars in thousands)	Amount	Ratio	Amount		Minimum Ratio	Amount		Ratio
As of December 31, 2011
Total Capital (to Risk-Weighted Assets)
Skagit State Bank	$71,574	16.34%	$35,042	>	8.00%	$43,802	>	10.00%
Skagit State Bancorp, Inc.	$71,909	16.41%	$35,054	>	8.00%	$43,818	>	10.00%

Tier I Capital (to Risk-Weighted Assets)
Skagit State Bank	$66,320	15.14%	$17,521	>	4.00%	$26,281	>	6.00%
Skagit State Bancorp, Inc.	$66,655	15.21%	$17,527	>	4.00%	$26,291	>	6.00%
Tier I Capital (to Average Assets)
Skagit State Bank	$66,320	9.20%	$28,836	>	4.00%	$36,045	>	5.00%
Skagit State Bancorp, Inc.	$66,655	9.25%	$28,836	>	4.00%	$36,045	>	5.00%

As of December 31, 2010
Total Capital (to Risk-Weighted Assets)
Skagit State Bank	$69,658	15.75%	$35,378	>	8.00%	$44,222	>	10.00%
Skagit State Bancorp, Inc.	$69,882	15.80%	$35,389	>	8.00%	$44,237	>	10.00%
Tier I Capital (to Risk-Weighted Assets)
Skagit State Bank	$64,111	14.50%	$17,689	>	4.00%	$26,533	>	6.00%
Skagit State Bancorp, Inc.	$64,333	14.54%	$17,695	>	4.00%	$26,542	>	6.00%
Tier I Capital (to Average Assets)
Skagit State Bank	$64,111	9.27%	$27,673	>	4.00%	$34,592	>	5.00%
Skagit State Bancorp, Inc.	$64,333	9.30%	$27,673	>	4.00%	$34,592	>	5.00%

CONTINGENCIES	12 Months Ended
Dec. 31, 2011
CONTINGENCIES
CONTINGENCIES

NOTE 15 — CONTINGENCIES

From time to time, Bancorp may become a plaintiff and/or defendant in certain claims and legal actions arising in the ordinary course of commercial banking involving real estate lending transactions and other ordinary routine litigation incidental to the business of Bancorp.  Bancorp is not currently a party to any pending legal proceedings that Bancorp believes would have a material adverse effect on the financial condition or results of operations of Bancorp.

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE
EARNINGS PER SHARE

NOTE 16 — EARNINGS PER SHARE

The following table presents the computation of basic and diluted earnings per share for the years ended:

(dollars in thousands except share and per share amounts)	2011	2010	2009
Numerator:
Net income	$5,503	$5,464	$3,307
Denominator:
Denominator for basic earnings per share - Weighted average shares outstanding	586,115	587,178	586,623
Effect of dilutive securities:
Stock options and restricted stock grants	711	1,256	3,690
Denominator for diluted earnings per share - Weighted average shares outstanding	586,826	588,434	590,313
Basic earnings per share	$9.39	$9.31	$5.64
Diluted earnings per share	$9.38	$9.29	$5.60

Potentially dilutive securities that were not included in the computation of diluted EPS because to do so would be anti-dilutive	26,943	22,792	8,323

PARENT COMPANY (ONLY) FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2011
PARENT COMPANY (ONLY) FINANCIAL INFORMATION
PARENT COMPANY (ONLY) FINANCIAL INFORMATION

NOTE 17 — PARENT COMPANY (ONLY) FINANCIAL INFORMATION

The following table presents the condensed financial statements for Skagit State Bancorp, Inc. (parent company only) at December 31, 2011 and 2010:

Condensed Balance Sheet
December 31,	2011	2010
Assets
Cash and due from banks	$184	$93
Other assets	151	144
Investment in subsidiary	70,089	65,750
Total Assets	$70,424	$65,987

Liabilities
Other liabilities	$—	$15
Stockholders’ equity
Common stock	12,644	12,541
Accumulated other comprehensive income, net of tax	3,769	1,639
Retained earnings	54,011	51,792
Total stockholders’ equity	70,424	65,972
Total Liabilities and Stockholders’ Equity	$70,424	$65,987

Condensed Statement of Income
Year Ended December 31,	2011	2010	2009
Non-interest expense	$309	$286	$328
Loss before income tax benefit and equity in undistributed income of subsidiaries	(309)	(286)	(328)
Income tax benefit	104	91	91
Loss before equity in undistributed income of subsidiaries	(205)	(195)	(237)
Undistributed income of subsidiaries	1,970	3,105	1,185
Dividend income from Bank	3,738	2,554	2,359
Net Income	$5,503	$5,464	$3,307

Condensed Statement of Cash Flows
Year Ended December 31,	2011	2010	2009
Cash Flows from Operating Activities:
Net Income	$5,503	$5,464	$3,307
Adjustments to reconcile net income to net cash flows from operating activities:
Equity in undistributed (earnings) losses of subsidiary	(1,970)	(3,105)	(1,185)
Other assets	(7)	89	(91)
Other liabilities	(15)	(20)	35
Net cash flows from operating activities	3,511	2,428	2,066

Cash Flows from Financing Activities:
Amount paid for redemption of common stock	(931)	—	—
Cash dividends paid to stockholders	(2,489)	(2,354)	(2,059)
Proceeds for exercise of stock options	—	—	4
Net cash flows from financing activities	(3,420)	(2,354)	(2,055)

Cash and due from banks, beginning of year	93	19	8
Cash and due from banks, end of year	$184	$93	$19